11. LOANS PAYABLE: Schedule of Loans Payable (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Loans Payable

	As of	As of
	December 31,	December 31,
	2024	2023
Balance of Loans Payable:
SBA Loan – Interactive Systems, Inc.	$766,201	$-
SBA Loan – ZooOffice, Inc.	225,025	-
SBFS LLC Loan dba RapidAdvance	52,379	-
GG Mars Capital, Inc. LOC (note 16)	992,798	2,508,843
Star Financial Corporation LOC (note 16)	1,394,839	1,993,072
Jennings Family Investments, Inc. LOC (note 16)	3,921,087	2,470,429
Lone Stella, Inc. LOC	539,556	-
GG Mars Capital, Inc. Debenture (note 16)	235,874	-
Nancy Cowden RLOC	1,080,380	-
ProPal Investments, LLC. (note 16)	575,400	662,150
PsPortals, Inc. acquisition note (note 4)	-	227,637
Marie Pindling Debenture (note 16)	-	-
Olga Passley Debenture (note 16)	-	-
Yvonne Rattray Debenture (note 16)	-	-
Nancy Cowden Debenture	-	-

Total Loans Payable	$9,783,539	$7,862,130